StockBased Compensation (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	1 Months Ended
	Mar. 31, 2012	Mar. 07, 2012 Restricted Stock and Stock Appreciation Rights [Member]	Mar. 07, 2012 Performance Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of restricted stock and stock appreciation rights granted		$ 26.4
Requisite service period (in years)		3Y
Awards vesting period (in years)		3Y	3Y
Aggregate grant date fair value, net of estimated forfeitures		24.9	3.2
Total shareholder return, Minimum			0
Total shareholder return, Maximum			7.7
Estimated unrecognized future stock-based compensation	$ 44.8
Weighted-average period of recognition (in years)	2.4